Loan Principal and Financing Service Fee Receivables - Schedule of Aging of Past-Due Loan Principal and Financing Service Fee Receivables (Detail) - Consumer Portfolio Segment [Member] - Uncollateralized [Member]
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of past due	¥ 410,936,982		¥ 1,367,945,521
Current	4,378,759,256		8,056,028,423
Total	4,789,696,238	$ 734,053,063	9,423,973,944
Financing Receivables, 1 to 30 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of past due	52,781,542		320,562,576
Financing Receivables, 31 to 60 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of past due	47,422,054		220,744,589
Financing Receivables, 61 to 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of past due	55,848,138		196,663,242
Financing Receivables, 91 to 120 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of past due	68,498,711		187,743,328
Financing Receivables, 121 to 150 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of past due	83,947,214		224,256,822
Financing Receivables, 151 to 180 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of past due	102,439,323		217,974,964
Loan Principal [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of past due	405,719,891		1,342,926,091
Current	4,307,995,865		7,927,745,442
Total	4,713,715,756	722,408,545	9,270,671,533
Loan Principal [Member] | Financing Receivables, 1 to 30 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of past due	51,672,697		314,329,532
Loan Principal [Member] | Financing Receivables, 31 to 60 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of past due	45,870,724		212,627,071
Loan Principal [Member] | Financing Receivables, 61 to 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of past due	53,291,222		185,994,374
Loan Principal [Member] | Financing Receivables, 91 to 120 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of past due	68,498,711		187,743,328
Loan Principal [Member] | Financing Receivables, 121 to 150 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of past due	83,947,214		224,256,822
Loan Principal [Member] | Financing Receivables, 151 to 180 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of past due	102,439,323		217,974,964
Financing Service Fee Receivables [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of past due	5,217,091		25,019,430
Current	70,763,391		128,282,981
Total	75,980,482	$ 11,644,518	153,302,411
Financing Service Fee Receivables [Member] | Financing Receivables, 1 to 30 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of past due	1,108,845		6,233,044
Financing Service Fee Receivables [Member] | Financing Receivables, 31 to 60 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of past due	1,551,330		8,117,518
Financing Service Fee Receivables [Member] | Financing Receivables, 61 to 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of past due	¥ 2,556,916		¥ 10,668,868